LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current		Other Liabilities, Current
Operating lease ROU assets	¥ 163,877	¥ 233,847		$ 23,760
Current portion of operating lease liabilities	64,734	65,740
Long-term operating lease liabilities	100,469	165,614		$ 14,567
Variable lease cost	0	0	¥ 0
Lease expenses	75,827	73,756	41,936
Cash paid for amounts included in the measurement of operating lease liabilities	73,407	77,722	40,792
Right-of-use assets obtained in exchange for the operating lease liabilities	10,274	225,003	50,076
Amount of right-of-use assets decreased due to lease early termination	¥ 10,921	¥ 23,624	¥ 1,685
Weighted-average remaining lease term (in years)	3 years	3 years 7 months 6 days		3 years
Weighted-average discount rate (as a percent)	4.30%	4.30%		4.30%
Maturities of lease liabilities in accordance with Leases (Topic 842)
2023	¥ 70,251
2024	57,351
2025	40,703
2026	6,629
2027	205
Total lease payment	175,139
Less: imputed interest	(9,936)
Present value of minimum operating lease payments	¥ 165,203